Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2011
Nuveen Inflation Protected Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.86%	[4]
1 Year	rr_ExpenseExampleYear01	509
3 Years	rr_ExpenseExampleYear03	711
5 Years	rr_ExpenseExampleYear05	953
10 Years	rr_ExpenseExampleYear10	1,647
1 Year	rr_ExpenseExampleNoRedemptionYear01	509
3 Years	rr_ExpenseExampleNoRedemptionYear03	711
5 Years	rr_ExpenseExampleNoRedemptionYear05	953
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,647
Annual Return 2005	rr_AnnualReturn2005	2.19%	[5]
Annual Return 2006	rr_AnnualReturn2006	(0.09%)	[5]
Annual Return 2007	rr_AnnualReturn2007	9.42%	[5]
Annual Return 2008	rr_AnnualReturn2008	(3.11%)	[5]
Annual Return 2009	rr_AnnualReturn2009	11.96%	[5]
Annual Return 2010	rr_AnnualReturn2010	6.94%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2004
1 Year	rr_AverageAnnualReturnYear01	2.36%
5 Years	rr_AverageAnnualReturnYear05	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Nuveen Inflation Protected Securities Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2004
1 Year	rr_AverageAnnualReturnYear01	1.32%
5 Years	rr_AverageAnnualReturnYear05	2.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Nuveen Inflation Protected Securities Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2004
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Nuveen Inflation Protected Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.61%	[4]
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	532
5 Years	rr_ExpenseExampleYear05	948
10 Years	rr_ExpenseExampleYear10	2,111
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	532
5 Years	rr_ExpenseExampleNoRedemptionYear05	948
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,111
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2004
1 Year	rr_AverageAnnualReturnYear01	6.13%
5 Years	rr_AverageAnnualReturnYear05	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Nuveen Inflation Protected Securities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.11%	[4]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,562
1 Year	rr_ExpenseExampleNoRedemptionYear01	113
3 Years	rr_ExpenseExampleNoRedemptionYear03	377
5 Years	rr_ExpenseExampleNoRedemptionYear05	686
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,562
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2004
1 Year	rr_AverageAnnualReturnYear01	6.01%
5 Years	rr_AverageAnnualReturnYear05	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Nuveen Inflation Protected Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.61%	[4]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	220
5 Years	rr_ExpenseExampleYear05	416
10 Years	rr_ExpenseExampleYear10	983
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	220
5 Years	rr_ExpenseExampleNoRedemptionYear05	416
10 Years	rr_ExpenseExampleNoRedemptionYear10	983
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2004
1 Year	rr_AverageAnnualReturnYear01	7.15%
5 Years	rr_AverageAnnualReturnYear05	5.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Nuveen Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Inflation Protected Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide investors with total return while providing protection against inflation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 52 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 55 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-84 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current contractual fees and estimated other expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in inflation protected debt securities. These securities will be issued by the U.S. and non-U.S. governments, their agencies and instrumentalities, and domestic and foreign corporations. The fund's investments in U.S. Government inflation protected securities will include U.S. Treasury inflation protected securities as well as inflation protected securities issued by agencies and instrumentalities of the U.S. Government. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Some securities issued by agencies and instrumentalities of the U.S. Government are supported only by the credit of the issuing agency or instrumentality.

Inflation protected debt securities are designed to provide protection against the negative effects of inflation. Unlike traditional debt securities, which pay regular fixed interest payments on a fixed principal amount, interest payments on inflation protected debt securities will vary with the rate of inflation. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (CPI-U) as the inflation measure. Inflation protected debt securities issued by foreign governments and corporations are generally linked to a non-U.S. inflation rate.

Inflation protected debt securities have two common structures. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. If the index measuring the rate of inflation rises, the principal value of the security will increase. Because interest payments will be calculated with respect to a larger principal amount, interest payments also will increase. Conversely, if the index measuring the rate of inflation falls, the principal value of the security will fall and interest payments will decrease. Other issuers adjust the interest rates payable on the security according to the rate of inflation, but the principal amount remains the same.

In the event of sustained deflation, the U.S. Treasury has guaranteed that it will repay at maturity at least the original face value of the inflation protected securities that it issues. Other inflation protected debt securities that accrue inflation into their principal value may or may not provide a similar guarantee. For securities that do not provide such a guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal value.

Up to 20% of the fund's assets may be invested in holdings that are not inflation protected. These holdings may include the following:

•	domestic and foreign corporate debt obligations.

•	securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

•	debt obligations of foreign governments.

•	residential and commercial mortgage-backed securities.

•	asset-backed securities.

•	derivative instruments, as discussed below.

When selecting securities for the fund, the fund's sub-adviser uses a "top-down" approach, looking first at general economic factors and market conditions. The sub-adviser then selects securities that it believes have strong relative value based on an analysis of a security's characteristics (such as principal value, coupon rate, maturity, duration and yield) in light of these general economic factors and market conditions. The sub-adviser will sell securities if the securities no longer meet these criteria, if other investments appear to be a better relative value, to manage the duration of the fund, or to meet redemption requests.

The fund invests primarily in securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. However, up to 10% of the fund's net assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Quality determinations regarding unrated securities will be made by the fund's sub-adviser.

The fund may invest up to 20% of its net assets in non-dollar denominated securities, and may invest without limitation in U.S. dollar denominated securities of foreign corporations and governments.

The fund may invest in debt securities of any maturity, but expects to maintain, under normal market conditions, a weighted average effective maturity of between eight and fifteen years and an average effective duration of between four and ten years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; foreign currency contracts; options on foreign currencies; interest rate caps, collars, and floors; index- and other asset-linked notes; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter ("OTC") market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates, inflation and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates. In addition, because the interest and/or principal payments on inflation protected securities are adjusted periodically for changes in inflation, the income distributed by the fund may be irregular. In a period of sustained deflation, the inflation protected securities held by the fund, and consequently the fund itself, may not pay any income.

Index Methodology Risk—There can be no assurance that the U.S. or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Inflation protected securities may react differently from other debt securities to changes in interest rates. Generally, the value of an inflation protected security is affected by changes in "real" interest rates, which are stated interest rates reduced by the expected impact of inflation. Values of these securities normally fall when real interest rates rise and rise when real interest rates fall.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Tax Consequences of Inflation Adjustments—Because inflation adjustments to the principal amount of an inflation protected security will be included in the fund's income, the fund may have to make income distributions to shareholders that exceed the cash it receives.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates, inflation and other factors, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the six-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 5.25% and -4.18%, respectively, for the quarters ended March 31, 2008 and December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Inflation Protected Securities Fund | Barclays Capital U.S. TIPs Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Nuveen Inflation Protected Securities Fund | Lipper Treasury Inflation-Protected Securities Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.84%
5 Years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[4]	The fund's investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through October 31, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.60%, 1.10%, and 0.60% for Class A, Class C, Class R3, and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[5]	Class A year-to-date total return as of September 30, 2011 was 9.81%.